787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

February 25, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Series Trust

Post-Effective Amendment No. 84 under the Securities Act of 1933 and Amendment No. 85 under the Investment Company Act of 1940 to Registration Statement on Form N-1A

(File No. 33-52742 and File No. 811-7238)

Ladies and Gentlemen:

On behalf of SunAmerica Series Trust (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 84 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to offer Class 1 shares of each of: American Funds® Asset Allocation SAST Portfolio; American Funds® Global Growth SAST Portfolio; American Funds® Growth SAST Portfolio; American Funds® Growth-Income SAST Portfolio; SunAmerica Dynamic Allocation Portfolio; SunAmerica Dynamic Strategy Portfolio; VCPSM Managed Asset Allocation SAST Portfolio; VCP Total Return BalancedSM Portfolio; and VCPSM Value Portfolio, series of the Registrant, for purchase through a variable annuity or variable life insurance policy offered by separate accounts of participating life insurance companies.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

Enclosures

cc:	Kathleen Fuentes, Esq., SunAmerica Asset Management, LLC

Christopher Tafone, Esq., SunAmerica Asset Management, LLC

Louis Ducote, Esq., SunAmerica Asset Management, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher, LLP

in alliance with Dickson Minto W.S., London and Edinburgh